CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2021
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E - CASH EQUIVALENTS

Cash equivalents of $10,765,279 and $6,568,691 as of March 31, 2021 and 2020, respectively, include money market accounts with interest rates ranging from 0.05% to 1.51% per annum.